Investments (Schedule Of Analysis Of Investment Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment [Line Items]
Fixed maturities									$ 683,101	$ 662,202	$ 609,566
Equity securities									1,558	1,183	1,287
Policy loans									29,293	27,248	25,394
Other long-term investments									2,439	3,064	6,482
Short-term investments									165	762	1,296
Investment income, gross									716,556	694,459	644,025
Less investment expense									(23,528)	(18,095)	(11,485)
Net investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028	676,364	632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190	13,879
Applicable tax									(9,066)	(13,070)	44,147
Realized gains (losses) from investments, net of tax									16,838	24,270	(85,345)
Unrealized Gain (Loss) on Investments									856,326	563,353	1,243,158
Loss On Redemption Of Debt [Member]
Investment [Line Items]
Realized investment gains (losses)									0	(1,646)	(1)
Other [Member]
Investment [Line Items]
Realized investment gains (losses)									(1,866)	813	(1,101)
Available-for-sale Securities [Member]
Investment [Line Items]
Realized investment gains (losses)									25,904	37,340	(129,492)
Fixed Maturities [Member]
Investment [Line Items]
Unrealized Gain (Loss) on Investments									856,424	562,921	1,240,781
Fixed Maturities [Member] | Sales And Other [Member]
Investment [Line Items]
Realized investment gains (losses)									27,790	43,022	15,638
Fixed Maturities [Member] | Writedowns [Member]
Investment [Line Items]
Realized investment gains (losses)									(20)	(4,850)	(143,166)
Equity Securities [Member]
Investment [Line Items]
Realized investment gains (losses)									0	1	(862)
Unrealized Gain (Loss) on Investments									$ (98)	$ 432	$ 2,377